Deferred tax assets and liabilities (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Deductible temporary difference
Deferred tax assets	₨ 865,382	₨ 779,798
Taxable temporary difference
Deferred tax liabilities	(179,189)	(143,326)
Mat Credit Entitlement	0	0	₨ 0
Net deferred tax asset (liability) recognized in Balance Sheet	686,193	636,472		$ 9,052
Property, Plant and Equipment [Member]
Deductible temporary difference
Deferred tax assets	556,604	597,497
Lease Obligation On Right Of Use Assets [Member]
Deductible temporary difference
Deferred tax assets	130,143	61,752
Deferred Tax Assets Provision For Employee Benefits [Member]
Deductible temporary difference
Deferred tax assets	46,204	8,886
Deferred Tax Assets Accounts Receivable [Member]
Deductible temporary difference
Deferred tax assets	111,455	99,078
Deferred Tax Assets Provision For Doubtful Advances [Member]
Deductible temporary difference
Deferred tax assets	20,976	12,585
Intangible assets [Member]
Taxable temporary difference
Deferred tax liabilities	(143,519)	(143,326)
Finance Lease obligations [Member]
Taxable temporary difference
Deferred tax liabilities	₨ (35,670)	₨ 0